AB Active ETFs, Inc.

AB Core Plus Bond ETF

Portfolio of Investments

August 31, 2024 (unaudited)

	Principal Amount (000)	U.S. $ Value

GOVERNMENTS - TREASURIES – 45.9%
United States – 45.9%
U.S. Treasury Bonds 1.75%, 08/15/2041	$386	$268,961
1.875%, 02/15/2041	1,712	1,232,640
2.25%, 05/15/2041	73	55,571
2.75%, 11/15/2047	61	46,751
2.875%, 05/15/2049	65	50,578
2.875%, 05/15/2052	174	134,850
3.00%, 02/15/2048	123	98,592
3.00%, 08/15/2048	2,006	1,603,546
3.00%, 02/15/2049	295	235,309
3.00%, 08/15/2052	80	63,650
3.375%, 11/15/2048	549	469,052
3.625%, 02/15/2053	994	894,494
3.625%, 05/15/2053	58	52,200
U.S. Treasury Notes 0.50%, 04/30/2027	15	13,748
0.625%, 05/15/2030	449	377,160
0.625%, 08/15/2030	281	234,196
1.125%, 02/29/2028	1,701	1,554,289
1.25%, 03/31/2028	342	313,304
1.25%, 04/30/2028	2,863	2,617,856
1.25%, 05/31/2028	2,262	2,064,075
1.25%, 06/30/2028	487	443,627
1.25%, 09/30/2028	487	441,192
1.50%, 02/15/2025	58	57,130
1.50%, 02/15/2030	664	590,337
2.625%, 02/15/2029	1,180	1,125,609
2.75%, 02/15/2028	641	619,366
2.875%, 05/15/2028	830	804,192
2.875%, 08/15/2028	684	661,556
2.875%, 04/30/2029	433	416,763
3.50%, 01/31/2028	188	186,326
3.75%, 06/30/2030	608	606,765
3.875%, 11/30/2027	882	884,205
3.875%, 08/15/2033	633	632,011
4.00%, 02/15/2034	1,152	1,160,280
4.25%, 05/31/2025	219	218,487
4.25%, 01/31/2026	2,160	2,162,700
4.375%, 05/15/2034	312	323,505
4.50%, 11/15/2033	247	258,490
4.875%, 11/30/2025	894	900,705
5.00%, 09/30/2025	540	543,628
5.00%, 10/31/2025	264	266,021

Total Governments - Treasuries (cost $25,163,279)		25,683,717

CORPORATES - INVESTMENT GRADE – 43.1%
Industrial – 24.9%
Basic – 0.2%
Amcor Group Finance PLC 5.45%, 05/23/2029	22	22,637
Eastman Chemical Co. 5.00%, 08/01/2029	25	25,355
Glencore Funding LLC 5.371%, 04/04/2029(a)	15	15,314

	Principal Amount (000)	U.S. $ Value

5.634%, 04/04/2034(a)	$15	$15,271
5.893%, 04/04/2054(a)	15	15,020
Nutrien Ltd. 5.20%, 06/21/2027	25	25,508

		119,105

Capital Goods – 2.6%
Boeing Co. (The) 2.196%, 02/04/2026	113	108,321
2.75%, 02/01/2026	127	122,812
5.93%, 05/01/2060	15	14,165
6.858%, 05/01/2054(a)	24	25,844
7.008%, 05/01/2064(a)	24	25,795
Caterpillar Financial Services Corp. 4.375%, 08/16/2029	25	25,109
4.40%, 10/15/2027	25	25,137
4.45%, 10/16/2026	25	25,106
5.00%, 05/14/2027	20	20,403
Caterpillar, Inc. 3.803%, 08/15/2042	42	35,867
5.20%, 05/27/2041	112	114,382
General Dynamics Corp. 3.50%, 04/01/2027	76	74,689
4.25%, 04/01/2040	82	74,965
4.25%, 04/01/2050	87	76,733
General Electric Co. 5.875%, 01/14/2038	115	123,576
IDEX Corp. 4.95%, 09/01/2029	26	26,330
John Deere Capital Corp. 4.85%, 06/11/2029	25	25,597
4.90%, 06/11/2027	25	25,451
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 5.50%, 04/19/2029	24	24,972
Parker-Hannifin Corp. 4.25%, 09/15/2027	127	126,332
Republic Services, Inc. 5.00%, 11/15/2029	25	25,672
5.20%, 11/15/2034	25	25,750
RTX Corp. 3.125%, 05/04/2027	131	126,757
Trane Technologies Financing Ltd. 3.80%, 03/21/2029	128	124,842
Waste Management, Inc. 4.95%, 07/03/2027	20	20,387
4.95%, 07/03/2031	15	15,417

		1,460,411

Communications - Media – 2.3%
Cox Communications, Inc. 5.45%, 09/01/2034(a)	25	24,845
5.95%, 09/01/2054(a)	25	24,684
DirecTV Financing LLC 8.875%, 02/01/2030(a)	120	121,788

	Principal Amount (000)	U.S. $ Value

DirecTV Financing LLC/DirecTV Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)	$125	$121,011
Meta Platforms, Inc. 4.30%, 08/15/2029	26	26,172
4.55%, 08/15/2031	26	26,248
4.65%, 08/15/2062	76	68,348
4.75%, 08/15/2034	26	26,162
5.40%, 08/15/2054	26	26,528
5.55%, 08/15/2064	84	86,156
5.75%, 05/15/2063	62	65,890
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 04/15/2026	124	121,878
Paramount Global 4.375%, 03/15/2043	174	125,797
7.875%, 07/30/2030	76	82,614
Time Warner Cable LLC 6.55%, 05/01/2037	59	58,314
7.30%, 07/01/2038	44	46,222
Warnermedia Holdings, Inc. 3.755%, 03/15/2027	19	18,202
5.05%, 03/15/2042	137	109,596
5.141%, 03/15/2052	142	107,804

		1,288,259

Communications - Telecommunications – 1.1%
AT&T, Inc. 1.70%, 03/25/2026	128	122,419
Sprint LLC 7.625%, 03/01/2026	119	122,735
T-Mobile USA, Inc. 1.50%, 02/15/2026	76	72,611
2.05%, 02/15/2028	44	40,536
2.25%, 02/15/2026	121	116,944
2.625%, 04/15/2026	126	122,104
5.50%, 01/15/2055	12	12,095

		609,444

Consumer Cyclical - Automotive – 2.1%
BMW US Capital LLC 4.60%, 08/13/2027(a)	26	26,151
4.65%, 08/13/2026(a)	26	26,093
4.65%, 08/13/2029(a)	26	26,139
4.85%, 08/13/2031(a)	26	26,072
4.90%, 04/02/2027(a)	16	16,197
4.90%, 04/02/2029(a)	16	16,277
5.05%, 04/02/2026(a)	16	16,124
Cummins, Inc. 5.45%, 02/20/2054	122	125,216
General Motors Co. 4.20%, 10/01/2027	73	71,951
5.15%, 04/01/2038	129	123,806
5.40%, 10/15/2029	46	47,071
General Motors Financial Co., Inc. 5.35%, 07/15/2027	24	24,428

	Principal Amount (000)	U.S. $ Value

5.60%, 06/18/2031	$24	$24,561
5.95%, 04/04/2034	78	80,756
Hyundai Capital America 5.275%, 06/24/2027(a)	25	25,368
5.30%, 03/19/2027(a)	77	78,104
5.30%, 06/24/2029(a)	25	25,528
5.35%, 03/19/2029(a)	9	9,190
5.45%, 06/24/2026(a)	25	25,301
Nissan Motor Acceptance Co., LLC 1.85%, 09/16/2026(a)	49	45,673
PACCAR Financial Corp. 4.45%, 08/06/2027	25	25,210
Toyota Motor Credit Corp. 4.55%, 08/07/2026	26	26,102
4.55%, 09/20/2027	122	122,974
4.55%, 08/09/2029	26	26,205
5.10%, 03/21/2031	76	78,231

		1,138,728

Consumer Cyclical - Entertainment – 0.2%
Brunswick Corp./DE 5.85%, 03/18/2029	77	78,773
Hasbro, Inc. 6.05%, 05/14/2034	34	35,233

		114,006

Consumer Cyclical - Other – 0.2%
Marriott International, Inc./MD 4.80%, 03/15/2030	25	25,143
5.35%, 03/15/2035	25	25,297
Series R 3.125%, 06/15/2026	78	75,984

		126,424

Consumer Cyclical - Restaurants – 0.2%
McDonald’s Corp. 4.20%, 04/01/2050	92	77,066

Consumer Cyclical - Retailers – 1.0%
AutoZone, Inc. 5.10%, 07/15/2029	25	25,553
5.40%, 07/15/2034	18	18,425
Home Depot, Inc. (The) 2.75%, 09/15/2051	56	36,738
3.90%, 06/15/2047	59	49,153
4.50%, 12/06/2048	136	123,808
4.95%, 06/25/2034	25	25,622
5.30%, 06/25/2054	25	25,511
Lowe’s Cos., Inc. 4.45%, 04/01/2062	69	56,350
Ralph Lauren Corp. 2.95%, 06/15/2030	135	124,717
Tapestry, Inc. 7.00%, 11/27/2026	17	17,539
7.85%, 11/27/2033	54	57,793

		561,209

	Principal Amount (000)	U.S. $ Value

Consumer Non-Cyclical – 5.0%
AbbVie, Inc. 5.40%, 03/15/2054	$16	$16,579
Agilent Technologies, Inc. 2.30%, 03/12/2031	143	123,951
Altria Group, Inc. 5.95%, 02/14/2049	103	106,022
Anheuser-Busch InBev Worldwide, Inc. 4.75%, 04/15/2058	3	2,807
Archer-Daniels-Midland Co. 2.50%, 08/11/2026	82	79,193
Cardinal Health, Inc. 3.41%, 06/15/2027	127	123,514
5.125%, 02/15/2029	77	78,797
Cencora, Inc. 2.70%, 03/15/2031	140	124,236
Cigna Group (The) 1.25%, 03/15/2026	35	33,283
3.40%, 03/01/2027	52	50,695
3.40%, 03/15/2050	175	124,939
4.90%, 12/15/2048	85	77,574
5.60%, 02/15/2054	15	15,085
Coca-Cola Co. (The) 4.65%, 08/14/2034	26	26,200
5.20%, 01/14/2055	26	26,519
CVS Health Corp. 2.875%, 06/01/2026	49	47,522
5.125%, 07/20/2045	133	119,978
5.40%, 06/01/2029	24	24,645
5.55%, 06/01/2031	17	17,478
5.70%, 06/01/2034	86	88,084
6.00%, 06/01/2044	24	24,176
6.05%, 06/01/2054	118	119,181
Eli Lilly & Co. 2.50%, 09/15/2060	7	4,136
4.15%, 08/14/2027	25	25,064
4.20%, 08/14/2029	25	25,046
4.60%, 08/14/2034	25	25,068
4.875%, 02/27/2053	26	25,422
4.95%, 02/27/2063	127	123,834
5.05%, 08/14/2054	25	25,082
5.10%, 02/09/2064	53	52,888
5.20%, 08/14/2064	13	13,169
GE HealthCare Technologies, Inc. 4.80%, 08/14/2029	26	26,203
HCA, Inc. 5.95%, 09/15/2054	26	26,597
Kenvue, Inc. 5.20%, 03/22/2063	55	54,961
Merck & Co., Inc. 3.90%, 03/07/2039	6	5,400
4.00%, 03/07/2049	147	123,930
5.15%, 05/17/2063	57	56,718
PepsiCo, Inc. 4.80%, 07/17/2034	24	24,462
5.25%, 07/17/2054	24	24,880

	Principal Amount (000)	U.S. $ Value

Philip Morris International, Inc. 0.875%, 05/01/2026	$73	$68,812
2.10%, 05/01/2030	142	125,305
2.75%, 02/25/2026	90	87,718
4.875%, 02/13/2029	15	15,256
5.125%, 02/13/2031	15	15,390
5.25%, 02/13/2034	15	15,341
Quest Diagnostics, Inc. 4.60%, 12/15/2027	130	130,803
4.625%, 12/15/2029	25	25,063
Tyson Foods, Inc. 4.00%, 03/01/2026	122	120,781
Viatris, Inc. 4.00%, 06/22/2050	82	58,171

		2,775,958

Energy – 1.4%
BP Capital Markets America, Inc. 5.017%, 11/17/2027	24	24,524
Columbia Pipelines Operating Co., LLC 6.544%, 11/15/2053(a)	52	57,791
ConocoPhillips Co. 3.80%, 03/15/2052	68	53,791
Diamondback Energy, Inc. 5.20%, 04/18/2027	12	12,199
Energy Transfer LP 5.25%, 07/01/2029	25	25,587
6.05%, 09/01/2054	25	25,521
Enterprise Products Operating LLC 4.95%, 02/15/2035	25	25,091
5.55%, 02/16/2055	25	25,407
Series E 5.25%, 08/16/2077	124	121,234
Kinder Morgan, Inc. 5.10%, 08/01/2029	25	25,478
MPLX LP 1.75%, 03/01/2026	128	122,486
5.50%, 06/01/2034	24	24,427
Northern Natural Gas Co. 5.625%, 02/01/2054(a)	7	7,123
Occidental Petroleum Corp. 5.00%, 08/01/2027	24	24,221
5.20%, 08/01/2029	17	17,248
Shell International Finance BV 4.375%, 05/11/2045	139	123,909
Targa Resources Corp. 5.50%, 02/15/2035	26	26,393
TotalEnergies Capital SA 5.488%, 04/05/2054	5	5,160
5.638%, 04/05/2064	15	15,586
Williams Cos., Inc. (The) 4.80%, 11/15/2029	12	12,088

		775,264

	Principal Amount (000)	U.S. $ Value

Other Industrial – 0.1%
Massachusetts Institute of Technology 5.60%, 07/01/2111	$52	$57,798

Services – 2.1%
Amazon.com, Inc. 2.50%, 06/03/2050	33	21,123
2.70%, 06/03/2060	136	84,570
3.10%, 05/12/2051	39	28,108
3.25%, 05/12/2061	92	64,518
3.875%, 08/22/2037	135	123,961
4.10%, 04/13/2062	51	42,846
4.25%, 08/22/2057	82	72,110
Cintas Corp. No. 2 3.70%, 04/01/2027	125	123,159
eBay, Inc. 1.40%, 05/10/2026	135	127,993
3.60%, 06/05/2027	130	127,336
3.65%, 05/10/2051	20	14,985
Equifax, Inc. 4.80%, 09/15/2029	25	25,129
Mastercard, Inc. 3.65%, 06/01/2049	9	7,264
3.85%, 03/26/2050	152	126,298
Moody’s Corp. 5.00%, 08/05/2034	14	14,138
PayPal Holdings, Inc. 5.05%, 06/01/2052	132	128,159
5.50%, 06/01/2054	24	24,499
Visa, Inc. 4.30%, 12/14/2045	35	31,706

		1,187,902

Technology – 5.4%
Allegion US Holding Co., Inc. 5.60%, 05/29/2034	22	22,844
Alphabet, Inc. 1.90%, 08/15/2040	103	71,274
Amphenol Corp. 2.20%, 09/15/2031	90	76,724
2.80%, 02/15/2030	101	92,848
5.05%, 04/05/2027	58	59,097
5.25%, 04/05/2034	15	15,430
Analog Devices, Inc. 2.95%, 10/01/2051	24	16,557
Apple, Inc. 2.85%, 08/05/2061	159	105,565
4.10%, 08/08/2062	147	126,777
Applied Materials, Inc. 4.80%, 06/15/2029	14	14,318
Arrow Electronics, Inc. 5.15%, 08/21/2029	25	25,091
Concentrix Corp. 6.65%, 08/02/2026	78	80,209
Dell International LLC/EMC Corp. 4.90%, 10/01/2026	66	66,358
Fiserv, Inc. 3.20%, 07/01/2026	60	58,591
4.75%, 03/15/2030	25	25,276

	Principal Amount (000)	U.S. $ Value

Fortive Corp. 3.15%, 06/15/2026	$131	$127,510
Gartner, Inc. 3.75%, 10/01/2030(a)	65	60,164
Hewlett Packard Enterprise Co. 1.75%, 04/01/2026	129	123,316
Honeywell International, Inc. 4.65%, 07/30/2027	25	25,330
4.70%, 02/01/2030	25	25,417
4.75%, 02/01/2032	25	25,403
HP, Inc. 3.00%, 06/17/2027	132	126,781
Intel Corp. 4.90%, 08/05/2052	88	74,922
5.60%, 02/21/2054	50	47,389
Intuit, Inc. 5.50%, 09/15/2053	52	54,625
KLA Corp. 4.65%, 07/15/2032	121	122,312
5.25%, 07/15/2062	55	54,962
Lam Research Corp. 4.875%, 03/15/2049	130	124,574
Microsoft Corp. 2.675%, 06/01/2060	200	129,444
4.50%, 02/06/2057	13	12,647
NVIDIA Corp. 3.50%, 04/01/2050	13	10,519
Oracle Corp. 1.65%, 03/25/2026	81	77,344
2.65%, 07/15/2026	80	77,246
3.85%, 04/01/2060	81	58,310
4.10%, 03/25/2061	77	58,276
4.375%, 05/15/2055	8	6,573
QUALCOMM, Inc. 1.30%, 05/20/2028	142	127,916
4.50%, 05/20/2052	46	41,383
6.00%, 05/20/2053	116	129,637
Salesforce, Inc. 1.50%, 07/15/2028	142	128,720
2.90%, 07/15/2051	76	51,568
Texas Instruments, Inc. 5.15%, 02/08/2054	15	15,170
Tyco Electronics Group SA 4.625%, 02/01/2030	127	128,516
Xilinx, Inc. 2.375%, 06/01/2030	139	124,854

		3,027,787

Transportation - Airlines – 0.2%
Delta Air Lines, Inc. 7.375%, 01/15/2026	10	10,231
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)	12	11,823
4.75%, 10/20/2028(a)	109	108,038

		130,092

	Principal Amount (000)	U.S. $ Value

Transportation - Railroads – 0.2%
Canadian Pacific Railway Co. 6.125%, 09/15/2115	$117	$124,683

Transportation - Services – 0.6%
Element Fleet Management Corp. 6.271%, 06/26/2026(a)	77	78,740
Penske Truck Leasing Co. Lp/PTL Finance Corp. 1.20%, 11/15/2025(a)	58	55,514
1.70%, 06/15/2026(a)	94	89,038
5.25%, 07/01/2029(a)	24	24,506
5.35%, 03/30/2029(a)	76	77,878
Ryder System, Inc. Series G 4.95%, 09/01/2029	25	25,234

		350,910

		13,925,046

Financial Institutions – 16.5%
Banking – 12.2%
American Express Co. 1.65%, 11/04/2026	85	80,107
5.098%, 02/16/2028	15	15,197
5.284%, 07/26/2035	25	25,565
5.645%, 04/23/2027	100	101,541
5.915%, 04/25/2035	24	25,268
6.338%, 10/30/2026	68	69,163
Bank of America Corp. 1.197%, 10/24/2026	128	122,801
1.734%, 07/22/2027	47	44,592
3.419%, 12/20/2028	83	79,999
3.559%, 04/23/2027	129	126,762
4.078%, 04/23/2040	107	95,571
4.25%, 10/22/2026	76	75,555
Series N 1.658%, 03/11/2027	129	123,201
Bank of New York Mellon Corp. (The) 3.442%, 02/07/2028	129	125,889
4.89%, 07/21/2028	24	24,254
5.06%, 07/22/2032	8	8,177
5.188%, 03/14/2035	16	16,344
Canadian Imperial Bank of Commerce 5.237%, 06/28/2027	26	26,554
5.26%, 04/08/2029	78	80,131
Capital One Financial Corp. 2.359%, 07/29/2032	70	56,318
5.463%, 07/26/2030	24	24,420
5.884%, 07/26/2035	24	24,613
Citigroup, Inc. 1.122%, 01/28/2027	130	123,488
2.976%, 11/05/2030	134	123,327
3.52%, 10/27/2028	128	124,014
4.075%, 04/23/2029	123	120,940
5.827%, 02/13/2035	35	35,980
Citizens Financial Group, Inc. 5.718%, 07/23/2032	25	25,532
5.841%, 01/23/2030	118	121,234

	Principal Amount (000)	U.S. $ Value

Comerica, Inc. 5.982%, 01/30/2030	$120	$122,152
Fifth Third Bancorp 6.361%, 10/27/2028	117	122,357
8.25%, 03/01/2038	102	126,171
Goldman Sachs Bank USA/New York NY 5.414%, 05/21/2027	24	24,276
Series B 5.283%, 03/18/2027	16	16,132
Goldman Sachs Group, Inc. (The) 1.431%, 03/09/2027	87	82,649
4.017%, 10/31/2038	140	124,032
5.049%, 07/23/2030	24	24,372
5.33%, 07/23/2035	24	24,438
5.851%, 04/25/2035	24	25,354
Series VAR 1.093%, 12/09/2026	128	121,851
JPMorgan Chase & Co. 1.04%, 02/04/2027	129	122,584
1.045%, 11/19/2026	127	121,375
1.47%, 09/22/2027	56	52,581
2.956%, 05/13/2031	139	126,503
3.782%, 02/01/2028	18	17,690
3.96%, 01/29/2027	113	111,809
4.452%, 12/05/2029	25	24,901
5.04%, 01/23/2028	66	66,766
5.571%, 04/22/2028	22	22,554
5.581%, 04/22/2030	68	70,802
5.766%, 04/22/2035	24	25,480
KeyCorp 2.25%, 04/06/2027	92	86,388
2.55%, 10/01/2029	143	128,032
6.401%, 03/06/2035	72	77,096
M&T Bank Corp. 5.053%, 01/27/2034	129	125,224
6.082%, 03/13/2032	24	24,959
7.413%, 10/30/2029	114	124,188
Morgan Stanley 0.985%, 12/10/2026	129	122,680
1.593%, 05/04/2027	128	121,614
3.125%, 07/27/2026	125	121,864
5.042%, 07/19/2030	25	25,419
5.297%, 04/20/2037	122	121,284
5.32%, 07/19/2035	25	25,533
5.652%, 04/13/2028	76	77,983
5.656%, 04/18/2030	14	14,571
5.831%, 04/19/2035	24	25,377
PNC Financial Services Group, Inc. (The) 2.60%, 07/23/2026	132	127,371
4.758%, 01/26/2027	62	61,932
5.30%, 01/21/2028	16	16,275
5.401%, 07/23/2035	25	25,609
5.676%, 01/22/2035	30	31,274
Royal Bank of Canada Series G 1.40%, 11/02/2026	132	124,077
Santander Holdings USA, Inc. 2.49%, 01/06/2028	128	120,204
6.124%, 05/31/2027	76	77,271
6.499%, 03/09/2029	75	78,217

	Principal Amount (000)	U.S. $ Value

State Street Corp. 4.53%, 02/20/2029	$25	$25,042
Sumitomo Mitsui Financial Group, Inc. 2.632%, 07/14/2026	132	127,529
3.01%, 10/19/2026	131	126,881
3.446%, 01/11/2027	131	127,982
3.544%, 01/17/2028	33	31,959
Synchrony Financial 5.935%, 08/02/2030	10	10,182
Truist Financial Corp. 5.153%, 08/05/2032	25	25,284
5.435%, 01/24/2030	14	14,353
5.711%, 01/24/2035	14	14,499
6.047%, 06/08/2027	103	105,178
US Bancorp 5.10%, 07/23/2030	25	25,451
Visa, Inc. 2.70%, 04/15/2040	88	67,567
3.65%, 09/15/2047	80	65,289
Wells Fargo & Co. 3.00%, 04/22/2026	126	123,025
3.196%, 06/17/2027	81	78,962
3.526%, 03/24/2028	69	67,183
3.584%, 05/22/2028	5	4,865
4.10%, 06/03/2026	27	26,744
4.75%, 12/07/2046	34	30,429
4.808%, 07/25/2028	51	51,288
5.499%, 01/23/2035	8	8,247
5.574%, 07/25/2029	98	101,220
5.707%, 04/22/2028	76	78,044

		6,845,011

Brokerage – 0.9%
BlackRock Funding, Inc. 4.90%, 01/08/2035	25	25,402
5.35%, 01/08/2055	25	25,706
Blue Owl Finance LLC 6.25%, 04/18/2034(a)	120	124,368
Charles Schwab Corp. (The) 0.90%, 03/11/2026	135	127,629
1.15%, 05/13/2026	131	123,794
CI Financial Corp. 3.20%, 12/17/2030	85	70,146
Jefferies Financial Group, Inc. 6.20%, 04/14/2034	24	25,262

		522,307

Finance – 0.8%
Apollo Debt Solutions BDC 6.70%, 07/29/2031(a)	121	123,012
Blackstone Private Credit Fund 5.95%, 07/16/2029(a)	22	22,172
Blackstone Secured Lending Fund 5.875%, 11/15/2027	24	24,278
Blue Owl Credit Income Corp. 6.60%, 09/15/2029(a)	23	23,392
6.65%, 03/15/2031	122	124,308

	Principal Amount (000)	U.S. $ Value

Brookfield Finance, Inc. 5.675%, 01/15/2035	$25	$25,747
FS KKR Capital Corp. 6.875%, 08/15/2029	24	24,677
Golub Capital BDC, Inc. 6.00%, 07/15/2029	14	14,127
HPS Corporate Lending Fund 6.25%, 09/30/2029(a)	24	24,429
Main Street Capital Corp. 6.50%, 06/04/2027	24	24,523
Oaktree Strategic Credit Fund 6.50%, 07/23/2029(a)	24	24,295

		454,960

Insurance – 2.1%
American International Group, Inc. Series A-9 5.75%, 04/01/2048	58	57,528
Athene Global Funding 5.349%, 07/09/2027(a)	24	24,402
5.526%, 07/11/2031(a)	14	14,325
5.684%, 02/23/2026(a)	43	43,480
Athene Holding Ltd. 6.25%, 04/01/2054	77	79,920
Brighthouse Financial Global Funding 5.55%, 04/09/2027(a)	78	79,060
CNO Global Funding 5.875%, 06/04/2027(a)	24	24,591
Elevance Health, Inc. 5.15%, 06/15/2029	6	6,176
5.65%, 06/15/2054	24	24,628
F&G Global Funding 5.875%, 06/10/2027(a)	24	24,422
Fairfax Financial Holdings Ltd. 6.10%, 03/15/2055(a)	25	25,277
Health Care Service Corp. A Mutual Legal Reserve Co. 5.20%, 06/15/2029(a)	24	24,494
5.875%, 06/15/2054(a)	24	24,729
Markel Group, Inc. 6.00%, 05/16/2054	24	24,884
Massachusetts Mutual Life Insurance Co. 3.729%, 10/15/2070(a)	98	69,135
Mutual of Omaha Cos. Global Funding 5.35%, 04/09/2027(a)	15	15,283
Pacific Life Global Funding II 4.50%, 08/28/2029(a)	25	25,037
Principal Life Global Funding II 4.60%, 08/19/2027(a)	12	12,059
Reinsurance Group of America, Inc. 5.75%, 09/15/2034	25	25,968
RGA Global Funding 5.448%, 05/24/2029(a)	24	24,739

	Principal Amount (000)	U.S. $ Value

Sammons Financial Group, Inc. 6.875%, 04/15/2034(a)	$57	$60,357
UnitedHealth Group, Inc. 4.80%, 01/15/2030	24	24,487
4.95%, 05/15/2062	138	128,973
5.15%, 07/15/2034	24	24,663
5.20%, 04/15/2063	132	127,881
5.375%, 04/15/2054	15	15,164
5.50%, 07/15/2044	24	24,724
5.50%, 04/15/2064	15	15,233
5.625%, 07/15/2054	24	25,062
5.75%, 07/15/2064	24	25,184
Unum Group 6.00%, 06/15/2054	24	24,446

		1,146,311

REITs – 0.5%
American Homes 4 Rent LP 5.50%, 07/15/2034	25	25,449
Boston Properties LP 3.65%, 02/01/2026	130	127,213
5.75%, 01/15/2035	25	24,883
CBRE Services, Inc. 5.50%, 04/01/2029	77	79,648

		257,193

		9,225,782

Utility – 1.7%
Electric – 1.7%
AEP Texas, Inc. 5.45%, 05/15/2029	24	24,840
5.70%, 05/15/2034	24	24,839
Ameren Illinois Co. 5.55%, 07/01/2054	25	25,744
Berkshire Hathaway Energy Co. 3.80%, 07/15/2048	161	125,111
CenterPoint Energy, Inc. 5.40%, 06/01/2029	120	123,407
DTE Energy Co. 4.95%, 07/01/2027	25	25,273
Duke Energy Corp. 5.80%, 06/15/2054	24	24,556
Entergy Arkansas LLC 5.75%, 06/01/2054	24	24,933
Entergy Louisiana LLC 5.15%, 09/15/2034	26	26,255
5.70%, 03/15/2054	16	16,518
Entergy Mississippi LLC 5.85%, 06/01/2054	24	25,291
Entergy Texas, Inc. 5.55%, 09/15/2054	9	9,041
Evergy Missouri West, Inc. 5.65%, 06/01/2034(a)	22	22,872
Florida Power & Light Co. 5.60%, 06/15/2054	24	25,495

	Principal Amount (000)	U.S. $ Value

MidAmerican Energy Co. 5.85%, 09/15/2054	$53	$57,083
New York State Electric & Gas Corp. 5.30%, 08/15/2034(a)	25	25,239
Oncor Electric Delivery Co., LLC 5.55%, 06/15/2054(a)	25	25,646
PacifiCorp 2.90%, 06/15/2052	198	124,273
Public Service Co. of Colorado 5.75%, 05/15/2054	61	63,770
Public Service Electric & Gas Co. 5.45%, 03/01/2054	2	2,076
Public Service Electric and Gas Co. 4.85%, 08/01/2034	25	25,194
5.30%, 08/01/2054	25	25,479
Southern California Edison Co. 5.75%, 04/15/2054	40	41,607
Virginia Electric and Power Co. 5.55%, 08/15/2054	26	26,426

		940,968

Natural Gas – 0.0%
Southern California Gas Co. 5.05%, 09/01/2034	25	25,348

		966,316

Total Corporates - Investment Grade (cost $23,589,973)		24,117,144

MORTGAGE PASS-THROUGHS – 7.2%
Agency Fixed Rate 30-Year – 6.6%
Government National Mortgage Association Series 2020 2.50%, 09/23/2054, TBA	303	264,776
Series 2022 3.00%, 09/23/2054, TBA	245	221,557
4.00%, 09/23/2054, TBA	174	166,268
4.50%, 09/23/2054, TBA	163	159,549
Series 2023 5.00%, 09/15/2054, TBA	130	129,725
6.00%, 09/15/2054, TBA	144	146,088
Series 2024 2.00%, 09/23/2054, TBA	298	250,900
3.50%, 09/23/2054, TBA	211	196,362
Uniform Mortgage-Backed Security Series 2021 1.50%, 09/16/2054, TBA	203	158,586
2.00%, 09/16/2054, TBA	948	775,360
Series 2022 2.50%, 09/16/2054, TBA	732	624,002
3.00%, 09/16/2054, TBA	429	380,352
4.00%, 09/16/2054, TBA	271	256,995

		3,730,520

	Principal Amount (000)	U.S. $ Value

Agency Fixed Rate 15-Year – 0.6%
Uniform Mortgage-Backed Security Series 2024 1.50%, 09/19/2039, TBA	$215	$189,641
2.50%, 09/19/2039, TBA	145	134,448

		324,089

Total Mortgage Pass-Throughs (cost $4,096,908)		4,054,609

CORPORATES - NON-INVESTMENT GRADE – 2.6%
Industrial – 2.3%
Basic – 0.1%
Cleveland-Cliffs, Inc. 7.00%, 03/15/2032(a)	78	78,358

Communications - Media – 0.6%
AMC Networks, Inc. 10.25%, 01/15/2029(a)	49	49,246
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 05/01/2032	21	17,937
4.50%, 06/01/2033(a)	69	57,617
4.75%, 03/01/2030(a)	137	125,056
5.375%, 06/01/2029(a)	85	80,565
Gray Television, Inc. 10.50%, 07/15/2029(a)	10	10,256

		340,677

Consumer Non-Cyclical – 0.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 4.625%, 01/15/2027(a)	122	119,313
Tempur Sealy International, Inc. 3.875%, 10/15/2031(a)	139	122,537
4.00%, 04/15/2029(a)	134	124,671

		366,521

Energy – 0.5%
New Fortress Energy, Inc. 8.75%, 03/15/2029(a)	97	81,270
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 7.375%, 02/15/2029(a)	66	67,376
Venture Global LNG, Inc. 9.50%, 02/01/2029(a)	69	77,757
9.875%, 02/01/2032(a)	70	77,907

		304,310

Transportation - Services – 0.4%
Hertz Corp. (The) 12.625%, 07/15/2029(a)	116	123,782

	Principal Amount (000)	U.S. $ Value

Rand Parent LLC 8.50%, 02/15/2030(a)	$73	$73,008

		196,790

		1,286,656

Financial Institutions – 0.3%
Banking – 0.2%
Synchrony Financial 7.25%, 02/02/2033	118	122,110

Finance – 0.1%
OneMain Finance Corp. 7.125%, 11/15/2031	25	25,249

		147,359

Total Corporates - Non-Investment Grade (cost $1,391,052)		1,434,015

	Shares

SHORT-TERM INVESTMENTS – 7.9%
Investment Companies – 7.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.16%(b) (c) (d) (cost $4,400,685)	4,400,685	4,400,685

Total Investments – 106.7% (cost $58,641,897)(e)		59,690,170
Other assets less liabilities – (6.7)%		(3,768,887)

Net Assets – 100.0%		$55,921,283

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. Long Bond (CBT) Futures	26	December 2024	$3,201,250	$(31,890)
U.S. T-Note 5 Yr (CBT) Futures	12	December 2024	1,312,781	(1,211)
U.S. T-Note 10 Yr (CBT) Futures	6	December 2024	681,375	(3,703)
Sold Contracts
U.S. 10 Yr Ultra Futures	1	December 2024	117,438	633
U.S. T-Note 2 Yr (CBT) Futures	13	December 2024	2,698,109	3,656
U.S. Ultra Bond (CBT) Futures	22	December 2024	2,902,625	32,734

				$219

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2024, the aggregate market value of these securities amounted to $3,497,938 or 6.3% of net assets.

(b)	Affiliated investments.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	The rate shown represents the 7-day yield as of period end.
(e)

As of August 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,156,291 and gross unrealized depreciation of investments was $(107,799), resulting in net unrealized appreciation of $1,048,492.

Glossary:

CBT – Chicago Board of Trade

REIT – Real Estate Investment Trust

TBA – To Be Announced

AB Active ETFs, Inc.

AB Core Plus Bond ETF

August 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$25,683,717	$—	$25,683,717
Corporates - Investment Grade	—	24,117,144	—	24,117,144
Mortgage Pass-Throughs	—	4,054,609	—	4,054,609
Corporates - Non-Investment Grade	—	1,434,015	—	1,434,015
Short-Term Investments	4,400,685	—	—	4,400,685

Total Investments in Securities	4,400,685	55,289,485	—	59,690,170
Other Financial Instruments(a):
Assets:
Futures	37,023	—	—	37,023
Liabilities:
Futures	(36,804)	—	—	(36,804)

Total	$4,400,904	$55,289,485	$—	$59,690,389

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2024 is as follows:

Fund	Market Value 11/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$17,192	$12,791	$4,401	$119